NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

Company Background

Altitude International Holdings, Inc. (f/k/a Altitude International, Inc., the “Company,” “we,” “us,” “our,” or “Altitude-NY”), was incorporated in the State of New York on July 13, 1994 as “Titan Computer Services, Inc.” On August 21, 2020, the Company filed with the State of New York to change the name from Altitude International, Inc. to Altitude International Holdings, Inc.

On June 27, 2017, the Company successfully closed a Share Exchange transaction (the “Share Exchange”) with the shareholders of Altitude International, Inc. (“Altitude”), a Wisconsin corporation. Altitude was incorporated on May 18, 2017, under the laws of the state of Wisconsin and has been operating as a wholly owned subsidiary of Altitude-NY since the Share Exchange. Altitude operates through Northern, Central, and South America sales to execute the current business plan of athletic training industry, specifically altitude training. Our objective is to be recognized as one of the upper tier specialty altitude training equipment providers in the Americas.

On April 24, 2020, the Company formed a wholly owned subsidiary in Wisconsin called “Altitude Sports Management Corp.,” which has no activity to date.

On July 6, 2021, Altitude International Holdings, Inc. (“Altitude” or the “Company”) entered into a Share Exchange Agreement (the “Agreement”) with Breunich Holdings, Inc., a Delaware entity (“BHI”). BHI is a holding company with seven operating LLCs, including CMA Soccer, LLC, ITA-USA Enterprise LLC, Trident Water LLC, North Miami Beach Academy LLC, NVL Volleyball Academy LLC, Six Log Cleaning and Sanitizing LLC, and Altitude Wellness LLC.

Pursuant to the terms of the Agreement, the Company agreed to issue 295,986,724 shares of its common stock to the shareholders of BHI in exchange for 100% ownership of BHI. The Company also agreed to issue 51 shares of its Series A preferred stock to Greg Breunich as part of the agreement.

Following the Agreement, BHI is a wholly owned subsidiary of the Company, with each of its subsidiaries operating as wholly owned subsidiaries.

At the Closing of the Share Exchange Agreement on July 23, 2021, Altitude acquired 100% ownership of BHI as a wholly owned subsidiary and its operating companies: CMA Soccer, LLC, ITA-USA Enterprise LLC, Trident Water LLC, North Miami Beach Academy LLC, NVL Volleyball Academy LLC, Six Log Cleaning and Sanitizing LLC, and Altitude Wellness LLC. Certain subsidiaries have filed for dba’s to reflect the new corporate structure and the Altitude brand. For financial reporting purposes, the acquisition of BHI and the change of control in connection with the acquisition represented a “reverse merger” and BHI is deemed to be the accounting acquirer in the transaction. BHI is the acquirer for financial reporting purposes, and the Company (Altitude International Holdings, Inc.) is the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the acquisition are those of BHI. See Note 3.

On November 5, 2021, the Company formed Altitude Online Learning LLC, a Florida limited liability company. As of December 31, 2021, this entity had no activity.

Nature of Operations

Altitude International Holdings, Inc. is a multi-faceted organization focused on integrating advanced training and hydration technology with specialized sports training.

Since 2017, Altitude has specialized in creating properly engineered, membrane-based designs for simulated altitude training equipment. The product line ranges from personal at home use machines to fully integrated environmental rooms and chambers and has been used at a university and an NFL team. An NBA team has placed an order.